Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Single Reportable Segment [Member]
Segment Reporting [Line Items]
Schedule of Segment Information

	Six Months Ended	Six Months Ended
	June 30,	June 30,
	2026	2025
General and administrative
Wages and related	$(840,162)	$(987,992)
Office operations	(8,843)	(9,728)
Professional services	(238,702)	(214,995)
Other operating expenses	(10,194)	(3,339)
Total operating expenses	(1,097,901)	(1,216,054)
Other Expenses / Income
Gain (loss) on extinguishment of debt	(1,045,346)	(565,453)
Fair value of stock issued for note modification	(2,572,517)	(410,008)
Interest expense	(475,278)	(326,569)
Total other expenses / income	(4,093,141)	(1,302,030)
Net Income (Loss)	$(5,191,042)	$(2,518,084)

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
General and administrative
Wages and related	$(1,359,879)	$(672,944)
Office operations	(165,685)	(312,675)
Professional services	(333,750)	(536,280)
Other operating expenses	(3,942)	(46,808)
Total operating expenses	(1,863,256)	(1,568,707)
Other Expenses / Income
Gain (loss) on extinguishment of debt	(1,744,906)	(1,842,273)
Fair value of stock issued for note modification	(2,082,423)	(449,660)
Interest expense	(719,979)	(446,278)
Total other expenses / income	(4,547,308)	(2,738,211)
Net Income (Loss)	$(6,410,564)	$(4,306,918)